Legg Mason & Co., LLC
100 Light Street
Baltimore, MD  21202
410 o 539 o 0000




                                                     July 7, 2009


Via Edgar


Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

         Re:      Western Asset Funds, Inc.
                  1933 Act File No. 33-34929
                  1940 Act File No. 811-06110

Ladies and Gentlemen:

         This letter is being transmitted by means of electronic submission by the Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"). I hereby certify on behalf of the Fund that the form of Prospectus and Statement of Additional Information that would have been filed by the Fund pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Fund's Post-Effective Amendment No. 39 to its Registration Statement on Form N-1A, which was filed by electronic transmission on June 26, 2009.

Please direct any questions you may have with respect to this filing to me at the number indicated above.


                                                     Very truly yours,

                                                 /s/ Richard M. Wachterman

                                                     Richard M. Wachterman
                                                     Associate General Counsel

RMW:jar